Condensed Consolidated Interim Statement of Cash Flows (Unaudited) - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2024	Jun. 30, 2023
Cash flows from operating activities:
Profit before taxes	€ 1,045	€ 1,101
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	360	324
Amortisation of intangible assets	88	53
Impairment	12	0
Share-based payment expense	20	29
Gain on sale of sub-strata and associated mineral rights	0	(35)
Finance costs, net	87	63
Income taxes paid	(243)	(212)
Changes in assets and liabilities:
Increase in trade and other receivables	(347)	(385)
Increase in inventories	(338)	(353)
Increase in trade and other payables	308	564
Increase in net payable receivable from related parties	113	223
Increase/(decrease) in provisions	42	(18)
Change in other operating assets and liabilities	(25)	(47)
Net cash flows from operating activities	1,122	1,307
Cash flows from investing activities:
Acquisition of bottling operations, net of cash acquired	(1,528)	0
Purchases of property, plant and equipment	(390)	(264)
Purchases of capitalised software	(42)	(40)
Proceeds from sales of property, plant and equipment	2	9
Proceeds from sales of intangible assets	0	37
Proceeds from the sale of sub-strata and associated mineral rights	0	35
Investments in equity instruments	(3)	(1)
Net proceeds/(payments) of short term investments	296	(638)
Interest received	37	0
Other investing activity, net	6	1
Net cash flows used in investing activities	(1,622)	(861)
Cash flows from financing activities:
Proceeds from borrowings	382	0
Proceeds received from a non-controlling shareholder relating to the acquisition of bottling operations	468	0
Changes in short-term borrowings	1,133	543
Settlement of debt-related cross currency swaps	66	0
Repayments on third party borrowings	(1,167)	(706)
Payments of principal on lease obligations	(77)	(74)
Interest paid	(125)	(88)
Dividends paid	(343)	(308)
Exercise of employee share options	11	31
Acquisition of non-controlling interest	0	(282)
Other financing activities, net	(16)	(9)
Net cash flows used in financing activities	332	(893)
Net change in net cash and cash equivalents	(168)	(447)
Net effect of currency exchange rate changes on cash and cash equivalents	25	(16)
Net cash and cash equivalents at beginning of period	1,419	1,387
Net cash and cash equivalents at end of period	1,276	924
Cash and cash equivalents	1,419
Bank overdrafts	(334)	(188)
Net cash and cash equivalents at end of period	€ 1,276	€ 924